Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Registrant Name	dei_EntityRegistrantName	Viking Mutual Funds
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Viking Tax-Free Fund for Montana
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VIKING TAX-FREE FUND FOR MONTANA—SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered—Class A Shares” on page 20 of the Fund’s prospectus and “Buying and Selling Shares” on page 25 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.44%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered—Class A Shares” on page 20 of the Fund’s prospectus and “Buying and Selling Shares” on page 25 of the Fund’s statement of additional information.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual expense limitation agreement currently in place is not renewed beyond April 29, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in municipal securities that pay interest free from (a) federal income taxes, including the federal alternative minimum tax, and (b) Montana personal income taxes.

Municipal bonds are debt securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities, and instrumentalities. The two general classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund’s portfolio by selecting securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments. The investment manager will consider selling a security with deteriorating credit or limited upside potential compared to other available bonds.

The Fund may invest up to 30% of its net assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), the interest on which is exempt from federal and Montana personal income taxes. The Fund may invest up to 20% of its net assets in private activity bonds (which are revenue bonds that finance privately operated facilities), the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its net assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation, utilities, or pollution control. Economic, business, political, or other changes that affect a type of project can similarly affect all securities of a similar type related to these projects. The Fund is non-diversified. This means that the Fund may invest a larger percentage of its assets in more limited number of issuers than a diversified fund.

All of the municipal securities in which the Fund invests are rated investment grade (BBB- or higher) at the time of purchase by a nationally recognized statistical rating organization such as S&P Global Ratings or Moody’s Investors Service, Inc. or are of comparable quality as determined by the Fund’s investment manager. If, subsequent to the purchase of a municipal security, the rating of a municipal security falls below investment grade, the Fund will not be required to dispose of the security.

Under normal circumstances, the Fund will maintain an average stated maturity at between five and twenty-five years.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General risk. There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate and the Fund’s share price and the value of your investment may change. Since the value of the Fund’s shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified fund risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single event impacting the market value and returns of any one issuer than a diversified fund.

Municipal securities risk. The values of municipal securities may be adversely affected by a number of factors, including adverse tax, legislative, political, or interest rate changes, general economic and market conditions, and the financial condition of the issuers of municipal securities.

Single state risks. Because the Fund invests primarily in the municipal securities of Montana, it is particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer or issuers of the Montana municipal securities in which it invests. Investing primarily in issues of a single state makes the Fund more sensitive to risks specific to the state. To the extent it invests a significant portion of its assets in the municipal securities of U.S. territories and possessions, the Fund will also be more sensitive to risks specific to such U.S. territories and possessions. In recent years, certain municipal bond issuers in Puerto Rico have been experiencing financial difficulties and rating agency downgrades.

Interest rate risk. Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. Risks associated with rising rates are heightened given that interest rates in the U.S. are near historic lows. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for securities. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Income risk. The income from the Fund’s portfolio may decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market rates that are below the portfolio’s current earnings rate.

Liquidity risk. Liquidity risk is the risk that the Fund may not be able to sell a holding in a timely manner at a desired price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in securities. The secondary market for certain municipal securities tends to be less developed and liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such municipal securities at attractive prices. Moreover, inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell bonds, and may increase bond price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of securities to raise cash (such as to meet heavy shareholder redemptions), those sales could further reduce the securities’ prices and hurt performance.

Maturity risk. Generally, longer-term securities are more susceptible to changes in value as a result of interest rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Securities supported by insurance or other credit enhancements also have the credit risk of the entity providing the insurance or other credit support. Changes in the credit quality of the insurer or other credit provider could affect the value of the security and the Fund’s share price. Not all securities are rated. In the event that rating agencies assign different ratings to the same security, the Fund’s investment manager will determine which rating it believes best reflects the security’s quality and risk at that time. Credit risks associated with certain particular classifications of municipal securities include:

General Obligation Bonds—Timely payments depend on the issuer’s credit quality, ability to raise tax revenues, and ability to maintain an adequate tax base.

Revenue Bonds—Payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds—Municipalities and other public authorities issue private activity bonds to finance development of facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit, and taxing power for repayment.

Municipal insurance risk. The Fund’s investments may include investments in insured municipal securities. Municipal security insurance does not guarantee the value of either individual municipal securities or of shares of the Fund. In addition, a municipal security insurance policy generally will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity. Downgrades and withdrawal of ratings from insurers of municipal securities have substantially limited the availability of insurance sought by issuers of municipal securities thereby reducing the supply of insured municipal securities. Because of the consolidation among insurers of municipal securities, to the extent that the Fund invests in insured municipal securities, it is subject to the risk that credit risk may be concentrated among fewer insurers and the risk that events involving one or more insurers could have a significant adverse effect on the value of the securities insured by an insurer and on the municipal markets as a whole.

Call risk. Call risk is the likelihood that a security will be prepaid (or “called”) before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Extension risk. Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Portfolio strategy risk. The investment manager’s skill in choosing appropriate investments for the Fund will determine in part the Fund’s ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund’s real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Tax risk. Income from municipal securities held by the Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Moreover, a portion of the Fund’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax. In addition, proposals have been made to restrict or eliminate the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. Proposed “flat tax” and “value added tax” proposals could also have the effect of eliminating the tax preference for municipal securities. Some of these proposals would apply to interest on municipal securities issued before the date of enactment, which would adversely affect their value to a material degree. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund’s portfolio would be adversely affected.

Municipal sector risk. The Fund may invest more than 25% of its total assets in municipal securities that finance, or pay interest from the revenues of, similar projects that tend to be impacted the same or similar ways by economic, business, or political developments, which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Risks of health care revenue bonds. The Fund may invest in health care revenue bonds. The health care sector is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care sector is payments from the Medicare and Medicaid programs. As a result, the sector is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the sector, such as general economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In addition, various factors may adversely affect health care facility operations, including adoption of national, state and/or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers and governmental agencies to reduce the costs of health care insurance and health care services.

Risks of housing revenue bonds. The Fund may invest in housing revenue bonds. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Risks of transportation revenue bonds. The Fund may invest in transportation revenue bonds. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as does the presence of alternate forms of transportation, such as public transportation.

Risks of educational revenue bonds. The Fund may invest in educational revenue bonds. These include municipal securities that are obligations of issuers which are, or which govern the operation of, schools, colleges, and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants, and endowments. Litigation or legislation pertaining to ad valorem taxes may affect sources of funds available for the payment of school bonds. College and university obligations may be affected by the possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding, and new government or legislation or regulations which may adversely affect the revenues or costs of such issuers. In addition, student loan revenue bonds, which are generally offered by state (or substate) authorities or commissions and backed by pools of student loans, may be affected by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, student repayment deferral periods of forbearance, potential changes in federal legislation, and state guarantee agency reimbursement.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Valuation risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversified fund risk. Because a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund’s portfolio may be more susceptible to any single event impacting the market value and returns of any one issuer than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.

The table below shows the Fund’s average annual total returns for 1, 5, and 10 years, and since inception, and how they compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-276-1262
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.integrityvikingfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Per Share Total Return per Calendar Year (Class A Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period shown in the bar chart, the highest return for a quarter was 6.39% (quarter ended September 30, 2009) and the lowest return for a quarter was -4.60% (quarter ended December 31, 2010).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The return information has been restated to reflect current sales charges.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund’s average annual total returns for 1, 5, and 10 years, and since inception, and how they compare with those of a broad measure of market performance. The return information has been restated to reflect current sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Viking Tax-Free Fund for Montana | Barclays Capital Municipal Bond Index (Reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.45%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.02%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.46%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016	[1]
Viking Tax-Free Fund for Montana | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.98%
1 Year	rr_ExpenseExampleYear01	$ 343
3 Years	rr_ExpenseExampleYear03	595
5 Years	rr_ExpenseExampleYear05	868
10 Years	rr_ExpenseExampleYear10	$ 1,679
Annual Return 2008	rr_AnnualReturn2008	(4.66%)
Annual Return 2009	rr_AnnualReturn2009	11.97%
Annual Return 2010	rr_AnnualReturn2010	1.93%
Annual Return 2011	rr_AnnualReturn2011	11.46%
Annual Return 2012	rr_AnnualReturn2012	4.93%
Annual Return 2013	rr_AnnualReturn2013	(3.80%)
Annual Return 2014	rr_AnnualReturn2014	7.08%
Annual Return 2015	rr_AnnualReturn2015	3.21%
Annual Return 2016	rr_AnnualReturn2016	(0.43%)
Annual Return 2017	rr_AnnualReturn2017	3.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.60%)
1 Year	rr_AverageAnnualReturnYear01	1.13%
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	3.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 1999
Viking Tax-Free Fund for Montana | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.13%
5 Years	rr_AverageAnnualReturnYear05	1.38%
10 Years	rr_AverageAnnualReturnYear10	3.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 1999
Viking Tax-Free Fund for Montana | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.68%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 03, 1999
Viking Tax-Free Fund for Montana | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.73%
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	273
5 Years	rr_ExpenseExampleYear05	492
10 Years	rr_ExpenseExampleYear10	$ 1,143
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2016

[1]	Reflects no deduction for fees, expenses, or taxes.
[2]	The Fund's investment adviser has contractually agreed to waive fees and reimburse expenses through April 29, 2019 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.98% for Class A Shares and 0.73% for Class I Shares of average daily net assets. This expense limitation agreement may only be terminated or modified prior to April 29, 2019 with the approval of the Fund's Board of Trustees.